Combined Variable Interest Entity	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Combined Variable Interest Entity
The following table presents summary information of assets and liabilities of Strike Force Midstream included in the EQM's combined balance sheets that are for the use or obligation of Strike Force Midstream.

	March 31, 2018	December 31, 2017
	(Thousands)
Assets:
Cash and cash equivalents	$22,136	$43,938
Accounts receivable	20,193	12,477
Other current assets	107	—
Net property, plant and equipment	377,112	356,346
Intangible assets, net	$450,291	$457,992
Liabilities:
Accrued liabilities	$12,874	$24,341
The following table summarizes Strike Force Midstream’s statements of combined operations and cash flows for the three months ended March 31, 2018, inclusive of affiliate amounts.

March 31, 2018
(Thousands)
Operating revenues	$22,810
Operating expenses	12,953
Other income	(116)
Net income	$9,973

Net cash provided by operating activities	$13,620
Net cash used in investing activities	(32,423)
net cash used in financing activities	$(3,000)
Combined Variable Interest Entity
EQM determined Strike Force Midstream to be variable interest entity. Through EQM's ownership and control of Strike Force, which owns a 75% limited liability company interest in Strike Force Midstream, EQM has the power to direct the activities that most significantly impact the economic performance of Strike Force Midstream. In addition, through EQM's majority ownership interest in Strike Force Midstream, EQM has the obligation to absorb the losses of Strike Force Midstream and the right to receive benefits from Strike Force Midstream, in accordance with such interest. As EQM has a controlling financial interest in, and is primary beneficiary of Strike Force Midstream, EQM consolidates Strike Force Midstream.
The risks associated with the operations of Strike Force Midstream and the impact that the ownership and control of Strike Force Midstream has on EQM's financial position, results of operations and cash flows are discussed in the combined financial statements included in Item 7, "Management's Discussion and Analysis of Financial Condition and Results of Operations" and Item 8, "Financial Statements and Supplementary Data" of this Current Report on Form 8-K.
The following table presents summary information of assets and liabilities of Strike Force Midstream included in the EQM's combined balance sheets that are for the use or obligation of Strike Force Midstream.

	March 31, 2018	December 31, 2017
	(Thousands)
Assets:
Cash and cash equivalents	$22,136	$43,938
Accounts receivable	20,193	12,477
Other current assets	107	—
Net property, plant and equipment	377,112	356,346
Intangible assets, net	$450,291	$457,992
Liabilities:
Accrued liabilities	$12,874	$24,341
The following table summarizes Strike Force Midstream’s statements of combined operations and cash flows for the three months ended March 31, 2018, inclusive of affiliate amounts.

March 31, 2018
(Thousands)
Operating revenues	$22,810
Operating expenses	12,953
Other income	(116)
Net income	$9,973

Net cash provided by operating activities	$13,620
Net cash used in investing activities	(32,423)
net cash used in financing activities	$(3,000)

Combined Variable Interest Entity
EQM determined Strike Force Midstream to be a variable interest entity for the year ended December 31, 2017. Through EQM's ownership and control of Strike Force, which owned a 75% limited liability company interest in Strike Force Midstream as of December 31, 2017, EQM had the power to direct the activities that most significantly impact the economic performance of Strike Force Midstream. In addition, through EQM's majority ownership interest in Strike Force Midstream, EQM had the obligation to absorb the losses of Strike Force Midstream and the right to receive benefits from Strike Force Midstream, in accordance with such interest. As EQM had a controlling financial interest in, and was the primary beneficiary of Strike Force Midstream, EQM consolidated Strike Force Midstream for the year ended December 31, 2017.
The key risks associated with the operations of Strike Force Midstream are:

•
Strike Force Midstream's gathering and compression services are subject to extensive regulation by federal, state and local regulatory authorities and subject to stringent environmental laws and regulations, which may expose Strike Force Midstream to significant costs and liabilities;

•
Expanding Strike Force Midstream's business by constructing new midstream assets subjects Strike Force Midstream to risks. If Strike Force Midstream does not complete these expansion projects, its future growth may be limited; and

•
Strike Force Midstream is subject to numerous hazards and operational risks which include, but are not limited to, ruptures, fires, explosions, leaks and damage to pipelines, facilities, equipment and surrounding properties caused by natural disasters, acts of sabotage and terrorism, and inadvertent damage.

The following table presents summary information of assets and liabilities of Strike Force Midstream included in the EQM's combined balance sheet that are for the use or obligation of Strike Force Midstream as of December 31, 2017.

December 31, 2017
(Thousands)
Assets:
Cash and cash equivalents	$43,938
Accounts receivable	12,477
Property, plant and equipment, net	356,346
Intangible assets, net	$457,992
Liabilities:
Other current liabilities	$24,341
The following table summarizes the statement of consolidated operations and cash flows of Strike Force Midstream for the period from November 13, 2017 through December 31, 2017, inclusive of affiliate amounts.

For the period from November 13, 2017 through December 31, 2017
(Thousands)
Operating revenues	$9,214
Operating expenses	6,330
Other income	52
Net income	$2,936

Net cash provided by operating activities	$8,588
Net cash used in investing activities	(36,190)
net cash used in financing activities	$26,951